Term Loan Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Term Loan Payable

5. Term Loan Payable

On January 31, 2014, the Company prepaid its outstanding indebtedness of $8,647 to Oxford Finance Corporation (the “Lender”) under the loan and security agreement (the “Loan and Security Agreement”). The proceeds from the Royalty Purchase Agreement of $7,200, along with the royalty payment of approximately $2,006 from Mallinckrodt for royalties earned on net sales of Exalgo for the quarter ended December 31, 2013, were sufficient to prepay the remaining balance of $8,647, including accrued interest and a final payment fee of $300, under the Loan and Security Agreement. As a result, the Loan and Security Agreement was terminated effective January 31, 2014, and the Lender has released all security interests in the Company’s tangible and intangible property. The Company recorded a loss on extinguishment of $217 in the condensed consolidated statement of operations and comprehensive loss for the three months ended March 31, 2014.

7.	Term Loan Payable

On December 22, 2010, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with Oxford Finance Corporation (the “Lender”), pursuant to which the Lender agreed to lend the Company up to $20,000. Upon entering into the Loan and Security Agreement, the Company borrowed $3,000 from the Lender (“Term Loan A”). Under the terms of the Loan and Security Agreement, the Company was eligible, in its sole discretion, borrow from the Lender up to an additional $8,500, at any time on or before July 15, 2011 (“Term Loan B”) and up to an additional $8,500, at any time on or before January 15, 2012 (“Term Loan C”, collectively with Term Loan A and Term Loan B, the “Term Loans”). The Company’s wholly owned subsidiary, Zalicus Pharmaceuticals Ltd. (the “Subsidiary”), is also a party to the Loan and Security Agreement as a co-borrower. The Company’s obligations under the Loan and Security Agreement are secured by a first priority security interest in substantially all of the assets of the Company and the Subsidiary, other than intellectual property. The Company borrowed $8,500 under Term Loan B on June 27, 2011 and borrowed $8,500 under Term Loan C on December 16, 2011.

The Company was required to make interest only payments on the Term Loans on a monthly basis for the first six full calendar months subsequent to the funding of the applicable Term Loan. After the interest only period, the Company was required to make payments of outstanding principal and interest on each Term Loan in 36 equal monthly installments. Each Term Loan becomes due and payable 42 months after the date of the funding of each Term Loan. Interest on each Term Loan accrued at an annual fixed rate equal to 10.26%, 10.25% and 10.51% for Term Loan A, Term Loan B and Term Loan C, respectively.

Upon the last payment date of the amounts borrowed under the Loan and Security Agreement, whether on the maturity date of one of the Term Loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company was required to pay the Lender a final payment fee equal to 1.5% of any of the Term Loans borrowed. The Company recorded the final payment fee as interest expense over the term of the loan.

Upon the occurrence of an event of default, including payment defaults, breaches of covenants, a material adverse change in the collateral, the Company’s business, operations or condition (financial or otherwise) and certain levies, attachments and other restraints on the Company’s business, the interest rate will be increased by five percentage points and all outstanding obligations will become immediately due and payable. The Loan and Security Agreement also contains a subjective acceleration clause, which provides the Lender the ability to demand repayment of the loan early upon a material adverse change, as defined in the Loan and Security Agreement. The portion of the Term Loans that is not due within 12 months of December 31, 2013 has been classified as long-term, as the Company believed a material adverse change is remote.

In connection with the Loan and Security Agreement with Oxford, the Company issued to Oxford warrants to purchase its common stock each time the Company borrowed funds under the loan and security agreement. Specifically, on December 22, 2010, the Company issued Oxford a warrant to purchase 10,791 shares of its common stock with a per share exercise price of $8.34; on June 27, 2011, the Company issued Oxford a warrant to purchase 18,876 shares of its common stock with a per share exercise price of $13.50; and on December 16, 2011, the Company issued to Oxford a warrant to purchase 37,373 shares of its common stock with a per share exercise price of $6.84. The warrants are exercisable, in whole or in part, immediately, upon issuance and may be exercised on a cashless basis. The warrants will terminate on the earlier of December 22, 2017 and the closing of a merger or consolidation transaction in which Zalicus is not the surviving entity.

The fair values of the warrants issued in connection with Term Loan A, Term Loan B and Term Loan C were $81, $231 and $209, respectively and were recorded as a discount to the respective Term Loan. The Company also reimbursed the Lender certain costs associated with the Loan and Security Agreement of $42 which was also recorded as a discount to the respective Term Loans. The discounts are being amortized to interest expense over the 42 month period that applicable Term Loans are outstanding using the effective interest method.

On January 31, 2014, the Company prepaid its outstanding indebtedness of $8,647, including accrued interest, to the Lender under the Loan and Security Agreement. The proceeds from the Royalty Purchase Agreement of $7,200, along with the royalty payment of approximately $2,006 from Mallinckrodt for royalties earned on net sales of Exalgo for the quarter ended December 31, 2013, were sufficient to prepay the remaining balance of $8,647 under the Loan and Security Agreement. As a result, the Loan and Security Agreement is terminated effective January 31, 2014, and the Lender has released all security interests in the Company’s tangible and intangible property.